Leases - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 66,916
2023	64,314
2024	57,370
2025	48,508
2026	42,278
Thereafter	92,133
Total undiscounted future cash flows	371,519
Less: Imputed Interest	(71,489)
Present value of future cash flows	300,030
Presentation on Balance Sheet
Current	49,433	$ 52,395
Non-current	$ 250,597	$ 253,990